PREPAID EXPENSES AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Prepaid Expenses And Deposits [Abstract]
Disclosure of prepaid expenses and deposits [Table Text Block]
	2021	2020
	$	$
Prepaid expenses	115,372	156,509
Deposits	34,756	-
	150,128	156,509